Basis of preparation	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation	Basis of preparation
The accompanying Consolidated Financial Statements present our historical financial position, results of operations, comprehensive income/(loss), and cash flows in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), including the basis of preparation as described in this Note and with the selected accounting policies as described in Note 3 to these Consolidated Financial Statements.
The preparation of Consolidated Financial Statements requires management to make certain estimates and assumptions, either at the balance sheet date or during the year that affect the reported amounts of assets and liabilities as well as revenues and expenses. Actual outcomes and results could differ from those estimates and assumptions.
Relationship with Former Parent and affiliates prior to Spin-off
For the period in 2019 prior to the Spin-off, the financial statements were prepared on a combined basis for carve-out financial statements and were derived from Novartis’ Consolidated Financial Statements and accounting records, which were prepared in accordance with IFRS. Through the date of the Spin-off, all revenues and expenses as well as assets and liabilities directly associated with Alcon have been included in the financial statements. For the period in 2019 prior to the Spin-off, the financial statements also included allocations of certain expenses for services provided by Novartis to Alcon and allocations of related assets, liabilities, and the Former Parent’s invested capital, as applicable. The allocations were determined on a reasonable basis; however, the amounts are not necessarily representative of the amounts that would have been reflected in the financial statements had Alcon been an entity that operated independently of Novartis during the applicable periods. Refer to Note 25 to these Consolidated Financial Statements for additional disclosures.
The financial statements for the period in 2019 prior to the Spin-off include all Alcon subsidiaries and all Alcon business operated within Novartis Group subsidiaries over which Alcon has control, by applying the principles of IFRS 10, Consolidated Financial Statements. Alcon controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
Both before and after the Spin-off, Alcon's associates participated in defined benefit pension and other postretirement plans sponsored by Novartis; in some countries these were single employer plans dedicated to the Alcon business associates and in other countries these were plans where associates of Alcon and associates of the Novartis Group are participants. As of December 31, 2021, all defined benefit pension and other postretirement plans have been separated from Novartis. Refer to Note 23 to these Consolidated Financial Statements for additional disclosure on post-employment benefits for associates.
Income taxes attributable to the Alcon business in the financial statements were determined using the separate return approach, under which current and deferred income taxes are calculated as if a separate tax return had been prepared in each tax jurisdiction. In various tax jurisdictions, Alcon and Novartis businesses operated within the same legal entity and certain Alcon subsidiaries were part of a Novartis tax group. This required an assumption that the subsidiaries and operations of Alcon in those tax jurisdictions operated on a standalone basis and constitute separate taxable entities. Actual outcomes and results could differ from these separate tax return estimates, including those estimates and assumptions related to realization of tax benefits within these Novartis tax groups. Refer to Note 7 to these Consolidated Financial Statements for additional disclosures on income taxes.
Alcon's Equity in the financial statements for the periods prior to Spin-off represents the excess of total assets over total liabilities and was impacted by the following:
•Currency translation adjustments of the Novartis Group multi-divisional subsidiaries were allocated between Alcon and the Novartis retained businesses by applying allocation keys based on net assets of each respective business.
•Other transactions with Novartis Group as shown on the Consolidated Statement of Changes in Equity represent the movements in Equity resulting from the preparation of the financial statements in accordance with the basis of preparation described in this Note.
•Movements of financing provided to Novartis Group as shown on the Consolidated Statement of Changes in Equity and on the Consolidated Statement of Cash Flows primarily represent the net contributions from Alcon to Novartis Group.
Following the Spin-off, the Consolidated Financial Statements include the accounts of Alcon and no longer include any allocations from Novartis.